Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	As at
	June 30,	December 31,
($ millions)	2024	2023
Long-term debt	29,474	28,131
Credit facility borrowings	2,006	1,572
Total long-term debt	31,480	29,703
Less: Deferred financing costs and debt discounts	(179)	(172)
Less: Current installments of long-term debt	(2,630)	(2,296)
	28,671	27,235

Significant Long-Term Debt Issuances		Interest
Year-to-date June 30, 2024	Month	Rate				Use of
($ millions, except as noted)	Issued	(%)	Maturity	Amount		Proceeds
ITC
Secured senior notes	January	5.98	2034	US	85	(1) (2) (3)
First mortgage bonds	January	5.11	2029	US	75	(1) (2) (3)
First mortgage bonds	January	5.38	2034	US	75	(1) (2) (3)
Unsecured senior notes	May	5.65	2034	US	400	(3) (4)
Central Hudson
Senior notes	April	5.59	2031	US	25	(1) (3)
Senior notes	April	5.69	2034	US	35	(1) (3)
FortisAlberta
Unsecured debentures	May	4.90	2054	300		(1) (2) (3) (4)
Caribbean Utilities
Unsecured senior notes	May	6.17	2039	US	40	(1) (2) (3) (5)
Unsecured senior notes	May	6.37	2049	US	40	(1) (2) (3) (5)
UNS Energy
Unsecured senior notes	June	5.60	2036	US	30	(1) (3)
(1)    Repay short-term and/or credit facility borrowings
(2)    Fund capital expenditures
(3)    General corporate purposes
(4)     Repay maturing long-term debt
(5)     Total of US$50 million expected to be used to fund or refinance a portfolio of new and/or existing qualifying green initiatives

Schedule of Credit Facilities

			As at
Credit facilities	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2024	2023
Total credit facilities	4,234	2,260	6,494	6,176
Credit facilities utilized:
Short-term borrowings (1)	(68)	—	(68)	(119)
Long-term debt (including current portion) (2)	(1,192)	(814)	(2,006)	(1,572)
Letters of credit outstanding	(55)	(21)	(76)	(101)
Credit facilities unutilized	2,919	1,425	4,344	4,384
(1)    The weighted average interest rate was 7.3% (December 31, 2023 - 6.9%).
(2) The weighted average interest rate was 5.7% (December 31, 2023 - 6.2%). The current portion was $1,610 million (December 31, 2023 - $1,160 million).